UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street

                   Albany, NY                               12207-1002

(Address of principal executive offices)                         (Zip code)

Robert A. Benton

Paradigm Funds

Nine Elk Street

Albany, NY 12207-1002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 431-3261

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Paradigm Capital Appreciation Fund

	Schedule of Investments
	September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Ball & Roller Bearings
4,350	Timken Co.	$ 161,603	3.49%

Beverages
5,350	Constellation Brands Inc. *	129,524	2.80%

Biological Products, (No Diagnostic Substances)
1,700	Invitrogen Corp. *	138,941	3.00%

Calculating & Accounting Machines (No Electronic Computers)
2,500	NCR Corp. *	124,500	2.69%

Crude Petroleum & Natural Gas
3,700	Denbury Resources Inc. *	165,353	3.57%

Drilling Oil & Gas Wells
4,650	Helmerich & Payne Inc.	152,660	3.30%

Electric Lighting & Wiring Equipment
2,550	Hubbell Inc.	145,656	3.15%

Electric Services
15,400	Dynegy Inc. *	142,296	3.08%

Electronic Components & Accessories
8,800	Vishay Intertechnology Inc. *	114,664	2.48%

Engines & Turbines
3,750	Brunswick Corp.	85,725	1.85%

Finance Lessors
3,150	CIT Group Inc.	126,630	2.74%

Fire, Marine & Casualty Insurance
1,275	Everest Re Group Ltd.	140,556
3,950	HCC Insurance Holdings Inc.	113,128
		253,684	5.48%

Hospital & Medical Service Plans
3,150	Sierra Health Services Inc. *	132,899	2.87%

Ice Cream & Frozen Desserts
4,075	Dean Foods Co. *	104,239	2.25%

Instruments For Meas & Testing of Electricity & Elec Signals
7,625	Teradyne Inc. *	105,225	2.27%

Investment Advice
1,450	Legg Mason Inc.	122,221	2.64%

Land Subdividers & Developers (No Cemeteries)
2,900	The St. Joe Company	97,469	2.11%

Meat Packing Plants
3,450	Hormel Foods Corp.	123,441	2.67%

Mining Machinery & Equip (No Oil & Gas Field Mach & Equip)
2,450	Joy Global, Inc.	124,607	2.69%

Miscellaneous Furniture & Fixtures
2,100	Hillenbrand Industries Inc.	115,542	2.50%

Motor Vehicles & Passenger Car Bodies
2,275	Oshkosh Truck Corp.	140,982	3.05%

National Commercial Banks
6,100	Huntington Bancshares Inc.	103,578
2,575	Marshall & Ilsley Corporation	112,708
		216,286	4.67%

Operative Builders
4,400	Toll Brothers Inc. *	87,956	1.90%

Paints, Varnishes, Lacquers, Enamels & Allied Prods
5,625	RPM International Inc.	134,719	2.91%

Personal Credit Institutions
625	Student Loan Corp.	112,700	2.44%

Radiotelephone Communications
2,450	Telephone & Data Systems Inc.	151,900	3.28%

Retail - Miscellaneous Shopping Goods Stores
4,350	Office Depot, Inc. *	89,697	1.94%

Services - Computer Integrated Systems Design
2,375	Computer Sciences Corp. *	132,763	2.87%

Services - Misc Health & Allied Services, NEC
3,200	Lincare Holdings Inc. *	117,280	2.53%

State Commercial Banks
3,550	Associated Banc-Corp	105,187
2,875	Wilmington Trust Corp.	111,838
		217,024	4.69%

Surety Insurance
3,725	MGIC Investment Corp.	120,355	2.60%

Surgical & Medical Instruments & Apparatus
1,800	Teleflex Inc.	140,256	3.03%

Trucking (No Local)
3,375	YRC Worldwide Inc. *	92,205	1.99%

Wholesale - Misc Durable Goods
3,450	Pool Corp	86,181	1.86%

Total for Common Stock (Cost $4,650,610)		$ 4,507,179	97.41%

Cash Equivalents
120,540	SEI Daily Income Treasury Government CL B 4.71% **	120,540	2.61%
	(Cost $120,540)

Total Investment Securities		4,627,719	100.02%
	(Cost $4,771,150)

Liabilities In Excess of Other Assets		(891)	-0.02%

Net Assets		$ 4,626,828	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS

PARADIGM CAPITAL APPRECIATION FUND

1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,771,150 amounted to $143,431, which consisted of aggregate gross unrealized appreciation of $304,234 and aggregate gross unrealized depreciation of $447,665.

Item 1. Schedule of Investments.

Paradigm Opportunity Fund

	Schedule of Investments
	September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Adhesives & Sealants
4,200	HB Fuller Co.	$ 124,656	2.06%

Aircraft Parts & Auxiliary Equipment, NEC
4,800	LMI Aerospace Inc. *	111,120	1.84%

Biological Products, (No Diagnostic Substances)
9,800	Osiris Therapeutics, Inc. *	126,224	2.09%

Computer Services Software
10,200	Aspen Technology Inc. *	146,064	2.42%

Crude Petroleum & Natural Gas
3,600	Unit Corp. *	174,240	2.89%

Electromedical & Electrotherapeutic Apparatus
5,200	Cutera Inc. *	136,292
5,100	Syneron Medical Ltd. *	120,564
		256,856	4.25%

Electronic Computers
16,800	Cray Inc. *	120,960	2.00%

Gas & Other Services Combined
4,800	Vectren Corp.	130,992	2.17%

In Vitro & In Vivo Diagnostic Substances
21,600	Trinity Biotech plc * **	226,800	3.76%

Laboratory Analytical Instruments
4,600	PerkinElmer Inc.	134,366	2.23%

Miscellaneous Electrical Machinery, Equipment & Supplies
11,400	GSI Group Inc. *	128,820	2.13%

National Commercial Banks
3,600	First Midwest Bancorp Inc.	122,976	2.04%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
6,300	American Medical Systems Holdings Inc. *	106,785
2,600	Respironics Inc. *	124,878
		231,663	3.84%

Pharmaceutical Preparations
6,500	K V Pharmaceutical Co. *	185,900
4,700	Sciele Pharma Inc. *	122,294
		308,194	5.10%

Radio & TV Broadcasting & Communications Equipment
1,300	Comtech Telecommunications Corp. *	69,537
6,100	ViaSat Inc. *	188,063
		257,600	4.27%

Retail-Auto Dealers & Gasoline Stations
8,900	Penske Automotive Group, Inc.	180,136	2.98%

Retail - Eating Places
5,600	PF Chang's China Bistro Inc. *	165,760	2.75%

Retail - Miscellaneous Retail
3,200	Cash America International, Inc.	120,320	1.99%

Retail - Retail Stores
3,400	Petsmart Inc.	108,460	1.80%

Retail - Shoe Stores
7,400	Foot Locker Inc.	113,442	1.88%

Retail - Variety Stores
3,900	BJ's Wholesale Club Inc. *	129,324	2.14%

Services - Computer Integrated Systems Design
5,100	Macrovision Corp. *	125,613
7,200	Radiant Systems Inc. *	113,976
		239,589	3.97%

Services - Computer Programming Services
9,300	JDA Software Group Inc. *	192,138	3.18%

Services - Misc Health & Allied Services
5,800	NightHawk Radiology Holdings, Inc. *	142,158	2.35%

Services - Motion Picture Theaters
5,300	Regal Entertainment Group	116,335	1.93%

Services - Offices & Clinics of Doctors of Medicine
4,700	Radiation Therapy Services Inc. *	97,854	1.62%

Service - Prepackaged Software
4,500	ACI Worldwide, Inc. *	100,575
18,400	Epicor Software Corp. *	253,368
7,200	Parametric Technology Corp. *	125,424
		479,367	7.94%

Ship & Boat Building & Repairing
12,900	Marine Products Corp.	109,392	1.81%

Sporting & Athletic Goods, NEC
41,000	Cybex International Inc. *	201,720	3.34%

Surgical & Medical Instruments & Apparatus
2,500	Orthofix International NV *	122,425	2.03%

Telephone Communications (No Radiotelephone)
19,000	PAETEC Holding Corp. *	236,930	3.92%

Wholesale - Drugs, Proprietaries & Druggists' Sundries
6,200	Axcan Pharma Inc. *	128,774	2.13%

Wood Household Furniture
3,600	Ethan Allen Interiors Inc.	117,684	1.95%

Total for Common Stock (Cost $5,232,942)		$ 5,603,339	92.81%

CLOSED-END FUNDS
12,500	MCG Capital Corporation	179,875	2.98%
	(Cost $191,832)

Cash Equivalents
222,021	SEI Daily Income Treasury Government CL B 4.71% ***	222,021	3.68%
	(Cost $222,021)

Total Investment Securities		6,005,235	99.47%
	(Cost $5,646,795)

Other Assets In Excess of Liabilities		31,876	0.53%

Net Assets		$ 6,037,111	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS

PARADIGM OPPORTUNITY FUND

1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $5,646,795 amounted to $358,440, which consisted of aggregate gross unrealized appreciation of $628,472 and aggregate gross unrealized depreciation of $270,032.

Item 1. Schedule of Investments.

Paradigm Select Fund

	Schedule of Investments
	September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Biological Products, (No Diagnostic Substances)
2,700	Invitrogen Corp. *	$ 220,671	1.96%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
5,100	Deluxe Corp.	187,884	1.67%

Cement, Hydraulic
4,000	Eagle Materials Inc.	142,960	1.27%

Communications Equipment
8,100	Checkpoint Systems Inc. *	213,759	1.90%

Crude Petroleum & Natural Gas
5,100	Denbury Resources Inc. *	227,919
4,100	Plains Exploration & Production Company *	181,302
4,500	Whiting Petroleum Corp. *	200,025
		609,246	5.40%

Electric & Other Services Combined
10,000	CMS Energy Corp.	168,200	1.49%

Electric Services
23,400	Dynegy Inc. *	216,216
6,700	Energy East Corp.	181,235
7,100	Portland General Electric Co.	197,380
		594,831	5.27%

Electrical Industrial Apparatus
3,800	Woodward Governor Co.	237,120	2.10%

Electronic Components & Accessories
11,800	AVX Corp.	189,980	1.68%

Fabricated Rubber Products
4,800	Carlisle Companies Inc.	233,280
3,700	West Pharmaceutical Services, Inc.	154,142
		387,422	3.44%

Fire, Marine & Casualty Insurance
550	Alleghany Inc. *	223,300
5,400	Harleysville Group Inc.	172,692
4,100	Midland Co.	225,336
		621,328	5.51%

Food & Kindred Products
10,175	Flowers Foods Inc.	221,815	1.97%

Guided Missiles & Space Vehicles & Parts
500	Alliant Techsystems Inc. *	54,650	0.48%

Household Furniture
6,600	Tempur Pedic International Inc.	235,950	2.09%

Insurance Agents, Brokers & Service
6,400	Arthur J Gallagher & Co.	185,408	1.64%

Life Insurance
14,000	Phoenix Companies Inc.	197,540	1.75%

Meat Packing Plants
4,900	Hormel Foods Corp.	175,322	1.55%

Miscellaneous Electrical Machinery, Equipment, & Supplies
3,400	United Industrial Corp.	255,884	2.27%

Miscellaneous Fabricated Metal & Fixtures
12,200	Mueller Water Products, Inc.	134,200	1.19%

Miscellaneous Furniture & Fixtures
3,200	Hillenbrand Industries Inc.	176,064	1.56%

Miscellaneous Industrial & Commercial Machinery & Equipment
4,800	Curtiss-Wright Corp.	228,000	2.02%

Motor Vehicles Parts & Accessories
6,300	CLARCOR Inc.	215,523
29,600	Visteon Corp. *	152,440
		367,963	3.26%

National Commercial Banks
9,700	FirstMerit Corp.	191,672	1.70%

Office Furniture
4,100	HNI Corp.	147,600	1.31%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
1,600	Steris Corp.	43,728	0.39%

Paper Mills
4,500	Neenah Paper, Inc.	148,905	1.32%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
3,600	Rogers Corp. *	148,284	1.31%

Plastics Products
6,100	AptarGroup Inc.	231,007	2.05%

Prefabricated Metal Buildings & Components
1,500	NCI Building Systems Inc. *	64,815	0.57%

Pumps & Pumping Equipment
3,900	Robbins & Myers Inc.	223,431	1.98%

Radiotelephone Communications
3,800	Telephone & Data Systems Inc.	235,600	2.09%

Railroad, Line-Haul Operating
5,100	Kansas City Southern *	164,067	1.45%

Retail-Shoe Stores
7,100	Foot Locker Inc.	108,843	0.97%

Rolling Drawing & Extruding of Nonferrous Metals
2,500	RTI International Metals Inc. *	198,150	1.76%

Security & Commodity Brokers, Dealers, Exchanges & Services
8,500	Interactive Data Corporation	239,700	2.13%

Semiconductors & Related Devices
2,700	Cabot Microelectronics Corp. *	115,425	1.02%

Services - Business Services
7,500	Moneygram International Inc.	169,425
15,900	Premiere Global Services Inc. *	201,135
		370,560	3.29%

Services - Computer Integrated Systems Design
8,400	Convergys Corp. *	145,824
12,300	Tyler Technologies Inc. *	164,205
		310,029	2.76%

Services - Equipment Rental & Leasing, NEC
11,300	Rent-A-Center Inc. *	204,869	1.82%

Services - Help Supply Services
9,800	Labor Ready Inc. *	181,398	1.61%

Services - Hospitals
3,800	Magellan Health Services Inc. *	154,204	1.37%

Services - Misc Health & Allied Services, NEC
5,400	Lincare Holdings Inc. *	197,910	1.75%

Services - Personal Services
7,800	Jackson Hewitt Tax Service Inc.	218,088	1.93%

Services - Prepackaged Software
8,500	Epicor Software Corp. *	117,045	1.04%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
5,000	Church & Dwight Co., Inc.	235,200	2.09%

Special Industry Machinery (No Metalworking Machinery)
6,400	Pentair Inc.	212,352	1.88%

Special Industry Machinery
3,400	Varian Semiconductor Equipment Associates Inc. *	181,968	1.61%

State Commercial Banks
4,300	Wilmington Trust Corporation	167,270	1.48%

Steel Works, Blast Furnaces & Rolling Mills
3,100	Commercial Metals Co.	98,115	0.87%

Water Transportation
3,500	Alexander & Baldwin Inc.	175,455	1.56%

Wholesale - Electronic Parts & Equipment
4,800	Avnet Inc. *	191,328	1.70%

Total for Common Stock (Cost $10,033,478)		$ 11,083,215	98.28%

Cash Equivalents
260,879	SEI Daily Income Treasury Government CL B 4.71% **	260,879	2.31%
	(Cost $260,879)

Total Investment Securities		11,344,094	100.59%
	(Cost $10,294,357)

Liabilities in Excess of Assets		(66,531)	-0.59%

Net Assets		$ 11,277,563	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS

PARADIGM SELECT FUND

1. SECURITY TRANSACTIONS

At September, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,294,357 amounted to $1,049,737, which consisted of aggregate gross unrealized appreciation of $1,638,661 and aggregate gross unrealized depreciation of $588,924.

Item 1. Schedule of Investments.

Paradigm Value Fund

	Schedule of Investments
	September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
16,400	Sequa Corp. Class A *	$ 2,718,792	2.36%

Ball & Roller Bearings
74,600	NN Inc.	731,826	0.63%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
48,500	Corn Products International Inc.	2,224,695	1.93%

Chemical & Allied Products
70,800	Arch Chemicals Inc.	3,319,104
59,000	Innospec Inc.	1,344,020
		4,663,124	4.04%

Construction Machinery & Equip
89,700	A.S.V. Inc. *	1,258,491	1.09%

Crude Petroleum & Natural Gas
217,500	Harvest Natural Resources Inc. *	2,596,950
47,000	Swift Energy Co. *	1,923,240
52,800	Whiting Petroleum Corp. *	2,346,960
		6,867,150	5.95%

Deep Sea Foreign Transportation of Freight
24,800	Seacor Holdings Inc. *	2,358,480	2.04%

Drilling Oil & Gas Wells
35,000	Atwood Oceanics Inc. *	2,679,600	2.32%

Electric Services
64,000	Portland General Electric Co.	1,779,200	1.54%

Electrical Industrial Apparatus
38,800	Woodward Governor Co.	2,421,120	2.10%

Electronic Components, NEC
102,800	Hutchinson Technology Inc. *	2,528,880
120,350	Spectrum Control Inc. *	1,743,872
		4,272,752	3.70%

Fire, Marine & Casualty Insurance
4,000	National Atlantic Holdings Corp. *	37,120	0.03%
Food and Kindred Products
112,950	Flowers Foods Inc.	2,462,310	2.13%

Games, Toys & Children's Vehicles (No Dolls & Bicycles)
101,200	JAKKS Pacific Inc. *	2,703,052	2.34%

Greeting Cards
62,435	CSS Industries Inc.	2,245,787	1.95%

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures
11,000	OmegaFlex, Inc. *	183,700	0.16%

Hospital & Medical Service Plans
66,300	Molina Healthcare Inc. *	2,404,701	2.08%

Household Furniture
82,600	Tempur Pedic International Inc.	2,952,950	2.56%

In Vitro & In Vivo Diagnostic Substances
177,000	Trinity Biotech plc *	1,858,500	1.61%

Industrial Instruments For Measurement, Display and Control
12,000	K-Tron International Inc. *	1,140,000	0.99%

Industrial Organic Chemicals
90,800	Sensient Technologies Corp.	2,621,396	2.27%

Life Insurance
8,100	National Western Life Insurance Co.	2,073,276	1.80%

Metal Cans
43,000	Silgan Holdings Inc.	2,311,250	2.00%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
112,800	USEC Inc. *	1,156,200	1.00%

Miscellaneous Chemical Products
66,700	WD-40 Co.	2,277,138	1.97%

Miscellaneous Electrical Machinery, Equipment & Supplies
32,700	United Industrial Corp.	2,461,002	2.13%

Miscellaneous Fabricated Metal Products
7,000	Burnham Holdings Inc.	104,300	0.09%

Miscellaneous Industrial & Commercial Machinery & Equipment
48,200	Curtiss-Wright Corp.	2,289,500	1.99%

Motor Vehicle Parts & Accessories
84,500	Noble International Ltd.	1,799,005
108,600	Superior Industries International Inc.	2,355,534
		4,154,539	3.60%

National Commercial Banks
39,300	Hanmi Financial Corp.	608,757
77,000	Nara Bancorp Inc.	1,202,740
		1,811,497	1.57%

Pharmaceutical Preparations
74,000	Alpharma Inc.	1,580,640
68,700	KV Pharmaceutical Co. *	1,964,820
		3,545,460	3.07%

Plastic Materials, Synth Resins & Non-vulcan Elastomers
15,300	Rogers Corp. *	630,207	0.55%

Pulp Mills
156,000	Mercer International Inc. *	1,474,200	1.28%

Railroads, Line-Haul Operating
32,700	Kansas City Southern *	1,051,959	0.91%

Refrigeration & Service Industry Machinery
66,500	Standex International Corp.	1,375,220	1.19%

Retail-Drug Stores and Proprietary Stores
90,000	PetMed Express Inc. *	1,260,900	1.09%

Retail - Eating Places
120,500	CKE Restaurants Inc.	1,953,305	1.69%

Rolling Drawing & Extruding of Nonferrous Metals
33,800	RTI International Metals Inc. *	2,678,988	2.32%

Savings Institution, Federally Chartered
173,000	Westfield Financial Inc.	1,679,830	1.46%

Security Brokers, Dealers & Flotation Companies
343,300	LaBranche & Co. Inc. *	1,606,644	1.39%

Services - Automotive Repair, Service & Parking
64,800	Monro Muffler Brake Inc.	2,189,592	1.90%

Services - Business Services
267,600	CBIZ Inc. *	2,127,420	1.85%

Services - Equipment Rental & Leasing
107,500	Rent-A-Center Inc. *	1,948,975	1.69%

Services - Hospitals
148,800	Rehabcare Group Inc. *	2,617,392	2.27%

Services-Prepackaged Software
99,600	Epicor Software Corp. *	1,371,492	1.19%

Surgical & Medical Instruments & Apparatus
55,100	Cantel Medical Corp. *	860,111	0.75%

Telephone Communications
32,500	D&E Communications Inc.	462,150
163,100	iBasis Inc. *	1,753,325
		2,215,475	1.92%

Trucking (No Local)
35,000	Arkansas Best Corp.	1,143,100	0.99%

Water, Sewer, Pipeline, Comm & Power Line Construction
17,250	Preformed Line Products Co.	897,345	0.78%

Wholesale - Durable Goods
47,000	School Specialty Inc. *	1,627,610	1.41%

Wholesale - Machinery, Equipment & Supplies
64,400	Kaman Corp.	2,225,664	1.93%

Wholesale - Medical, Dental & Hospital Equipment & Supplies
53,000	Owens & Minor Inc.	2,018,770	1.75%

Wood Household Furniture
45,000	Ethan Allen Interiors Inc.	1,471,050	1.28%

Total for Common Stock (Cost $96,975,867)		109,194,157	94.63%

CLOSED-END FUNDS
140,000	Harris & Harris Group, Inc. *	1,489,600	1.29%
	(Cost $1,823,849)

Cash Equivalents
9,605,602	SEI Daily Income Treasury Government CL B 4.71% **	9,605,602	8.33%
	(Cost $9,605,602)

Total Investment Securities		120,289,358	104.25%
	(Cost $108,405,318)

Liabilities In Excess of Other Assets		(4,908,827)	-4.25%

Net Assets		$ 115,380,532	100.00%

* Non-Income Producing Securities.
** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS

PARADIGM VALUE FUND

1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $108,405,318 amounted to $11,884,040, which consisted of aggregate gross unrealized appreciation of $16,549,979 and aggregate gross unrealized depreciation of $4,665,939.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PARADIGM FUNDS

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:               11-15-2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Candace King Weir

      Candace King Weir

      President

Date:               11-15-2007

By: /s/ Robert A. Benton

       Robert A. Benton

      Chief Financial Officer

Date:               11-15-2007